Income Taxes - Effective income tax rate (Details)	3 Months Ended	5 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of the U.S. federal statutory income tax rate to the Company's effective income tax rate
State income taxes, net of federal benefit	0.00%	0.00%	0.00%
Evolv Technologies Holdings, Inc.
Reconciliation of the U.S. federal statutory income tax rate to the Company's effective income tax rate
Federal statutory income tax rate				21.00%	21.00%
State income taxes, net of federal benefit				3.90%	1.90%
Federal and state research and development tax credits				7.30%	5.00%
Change in valuation allowance				(33.70%)	(23.20%)
Change in tax rate				1.30%	(3.00%)
Permanent differences				(0.30%)	(1.40%)
Other				0.50%	(0.30%)
Effective income tax rate				0.00%	0.00%